Condensed Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Live streaming - consumable virtual items revenue	¥ 1,886,179	$ 273,470	¥ 1,617,056
Live streaming - time based virtual item revenue	27,683	4,014	32,905
Technical services and others	39,395	5,712	19,397
Total revenue	1,953,257	283,196	1,669,358
Cost of revenues	(1,670,068)	(242,137)	(1,364,902)
Gross profit	283,189	41,059	304,456
Sales and marketing expenses	(2,127)	(308)	(4,807)
General and administrative expenses	(61,005)	(8,845)	(65,233)
Research and development expenses	(67,538)	(9,792)	(70,039)
(Provision for) recovery of doubtful accounts	(2,739)	(397)	1,592
Income from operations	149,780	21,717	165,969
Interest income, net	2,506	363	3,962
Other income (loss), net	11,443	1,659	(90)
Foreign exchange gain (loss), net	(1,493)	(216)	105
Change in fair value of investment	1,760	255	25,831
Change in fair value of warrant liabilities	10,776	1,562	16,421
Investments income (loss)	25,449	3,690	(2,998)
Change in fair value of contingent consideration	13,071	1,895	(33,584)
Income before income taxes	213,292	30,925	175,616
Income tax expense	(18,067)	(2,619)	(5,604)
Net income	195,225	28,306	170,012
Less: net income attributable to noncontrolling interest	1,892	274
Net income attributable to the Company’s shareholders	193,333	28,032	170,012
Other comprehensive income - foreign currency translation adjustment	955	138	2,313
Comprehensive income	196,180	28,444	172,325
Less: comprehensive income attributable to non-controlling interests	1,892	274
Comprehensive income attributable to the Company’s shareholders	¥ 194,288	$ 28,170	¥ 172,325
Basic (in Shares)	39,263,147	39,263,147	30,842,183
Diluted (in Shares)	39,263,147	39,263,147	30,842,183
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.92	$ 0.71	¥ 5.51
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.92	$ 0.71	¥ 5.51
Net income attributable to the Company’s shareholders	¥ 193,333	$ 28,032	¥ 170,012
Change in fair value of contingent consideration	13,071	1,895	(33,584)
Change in fair value of warrants liability	10,776	1,562	16,421
Share based compensation	(11,954)	(1,733)	(31,857)
Adjusted net income attributable to the Company’s shareholders*	¥ 181,440	$ 26,308	¥ 219,032
Adjusted net income per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.62	$ 0.67	¥ 7.1
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.62	$ 0.67	¥ 7.1